Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net
	As of December 31,
	2023	2024
	RMB	RMB
Buildings	1,158	13,084
Leasehold improvements	46,310	46,310
Furniture and office equipment	2,547	2,439
Motor vehicles	1,357	1,133
Properties held for lease	3,587	2,890
Total Property, plant and equipment	54,959	65,856
Less: Accumulated depreciation	(50,801)	(50,464)
Total Property, plant and equipment, net	4,158	15,392